LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 8) (USD $)	12 Months Ended
	Sep. 30, 2014 item	Sep. 30, 2013
Recorded investment of loan risk ratings by class
Number of risk gradings internal rating system	5
Number of risk gradings in internal rating system of financing receivables assigned to a loan	1
Total loans receivables	$ 1,126,839,911	$ 1,006,974,382
Less related specific allowance	(1,198,624)	(2,405,717)
Total	1,110,861,490	988,668,268
Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	1,077,562,480	941,878,609
Total	1,077,562,480	941,878,609
Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	15,874,437	19,149,830
Total	15,874,437	19,149,830
Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	28,621,429	38,654,406
Less related specific allowance	(728,461)	(1,058,007)
Total	27,892,968	37,596,399
Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	4,781,565	7,291,537
Less related specific allowance	(470,163)	(1,347,710)
Total	4,311,402	5,943,827
Residential Real Estate [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	406,213,818	368,073,208
Less related specific allowance	(1,048,993)	(1,852,701)
Residential Real Estate [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	388,089,259	347,322,986
Residential Real Estate [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	225,541	319,722
Residential Real Estate [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	13,195,024	13,305,988
Residential Real Estate [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	4,703,994	7,124,512
Residential First Mortgage [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	275,771,028	213,306,043
Less related specific allowance	(759,169)	(1,068,205)
Residential First Mortgage [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	262,420,207	197,061,832
Residential First Mortgage [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	131,870	269,891
Residential First Mortgage [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	9,378,521	10,833,561
Residential First Mortgage [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	3,840,430	5,140,759
Residential Second Mortgage [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	39,859,850	43,327,509
Less related specific allowance	(191,206)	(255,196)
Residential Second Mortgage [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	37,795,192	41,767,041
Residential Second Mortgage [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables		49,831
Residential Second Mortgage [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	1,761,632	1,101,032
Residential Second Mortgage [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	303,026	409,605
Home Equity Lines of Credit [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	90,582,940	111,439,656
Less related specific allowance	(98,618)	(529,300)
Home Equity Lines of Credit [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	87,873,860	108,494,113
Home Equity Lines of Credit [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	93,671
Home Equity Lines of Credit [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	2,054,871	1,371,395
Home Equity Lines of Credit [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	560,538	1,574,148
Commercial Real Estate [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	716,595,562	636,138,165
Less related specific allowance	(149,631)	(536,529)
Commercial Real Estate [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	685,692,620	591,899,339
Commercial Real Estate [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	15,413,584	18,830,108
Commercial Real Estate [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	15,411,787	25,348,418
Commercial Real Estate [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	77,571	60,300
Commercial And Multi Family Real Estate [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	397,391,109	348,118,809
Less related specific allowance	(14,227)	(351,047)
Commercial And Multi Family Real Estate [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	379,336,720	324,959,886
Commercial And Multi Family Real Estate [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	10,206,634	6,939,560
Commercial And Multi Family Real Estate [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	7,847,755	16,159,063
Commercial And Multi Family Real Estate [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables		60,300
Commercial Land Acquisition And Development [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	37,109,047	40,513,248
Commercial Land Acquisition And Development [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	29,414,135	27,675,231
Commercial Land Acquisition And Development [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	2,588,905	6,954,392
Commercial Land Acquisition And Development [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	5,067,757	5,883,625
Commercial Land Acquisition And Development [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	38,250
Commercial Real Estate Construction Financing Receivable [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	46,420,333	20,525,773
Commercial Real Estate Construction Financing Receivable [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	46,381,012	20,487,334
Commercial Real Estate Construction Financing Receivable [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables		38,439
Commercial Real Estate Construction Financing Receivable [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	39,321
Commercial And Industrial [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	235,675,073	226,980,335
Less related specific allowance	(135,404)	(185,482)
Commercial And Industrial [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	230,560,753	218,776,888
Commercial And Industrial [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	2,618,045	4,936,156
Commercial And Industrial [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	2,496,275	3,267,291
Consumer And Other [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	4,030,531	2,763,009
Less related specific allowance		(16,487)
Consumer And Other [Member] | Pass [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	3,780,601	2,656,284
Consumer And Other [Member] | Special Mention [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	235,312
Consumer And Other [Member] | Substandard [Member]
Recorded investment of loan risk ratings by class
Total loans receivables	14,618
Consumer And Other [Member] | Doubtful [Member]
Recorded investment of loan risk ratings by class
Total loans receivables		$ 106,725